UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

International Growth and Income FundSM
Investment portfolio

September 30, 2009
unaudited

Common stocks — 82.89%	Shares	Value (000)

FINANCIALS — 19.24%
HSBC Holdings PLC (Hong Kong)	4,348,000	$50,440
HSBC Holdings PLC (United Kingdom)	1,000,000	11,448
Prudential PLC	5,800,000	55,781
AXA SA	1,861,790	50,421
QBE Insurance Group Ltd.	2,254,700	47,869
Australia and New Zealand Banking Group Ltd.	1,694,945	36,478
Bank of Nova Scotia	662,000	30,255
UBS AG1	1,607,000	29,431
Itaú Unibanco Holding SA, preferred nominative	1,394,500	28,169
Fairfax Financial Holdings Ltd.	70,000	25,951
Banco Santander, SA	1,600,000	25,765
BNP Paribas SA	295,725	23,637
Macquarie Group Ltd.	401,000	20,803
ING Groep NV, depository receipts1	1,161,600	20,746
Industrial and Commercial Bank of China Ltd., Class H	26,690,000	20,113
DnB NOR ASA1	1,160,000	13,450
Unibail-Rodamco SE, non-registered shares	52,400	10,889
Lloyds Banking Group PLC1	5,300,000	8,788
Société Générale	108,870	8,766
Sumitomo Mitsui Financial Group, Inc.	250,000	8,724
		527,924

CONSUMER STAPLES — 11.58%
British American Tobacco PLC	2,248,500	70,572
Anheuser-Busch InBev NV	1,402,240	64,056
Tesco PLC	7,705,000	49,229
Unilever NV, depository receipts	1,537,000	44,314
Kimberly-Clark de México, SAB de CV, Class A	5,760,000	24,153
Coca-Cola Amatil Ltd.	2,563,626	22,192
Pernod Ricard SA	237,000	18,829
Diageo PLC	826,500	12,686
Beiersdorf AG	200,000	11,749
		317,780

TELECOMMUNICATION SERVICES — 10.27%
Telefónica, SA	2,683,000	74,056
Koninklijke KPN NV	3,218,700	53,409
Telefónica 02 Czech Republic, AS	2,092,000	51,851
Taiwan Mobile Co., Ltd.	14,430,000	26,848
Bell Aliant Regional Communications Income Fund	855,000	22,380
América Móvil, SAB de CV, Series L (ADR)	424,000	18,584
China Mobile Ltd.	1,463,000	14,272
France Télécom SA	480,800	12,813
China Telecom Corp. Ltd., Class H	16,000,000	7,557
		281,770

INDUSTRIALS — 7.78%
Schneider Electric SA	526,102	53,341
Orkla AS	3,789,000	35,757
Mitsubishi Corp.	1,611,200	32,623
Siemens AG	265,000	24,548
Qantas Airways Ltd.	5,826,126	14,703
G4S PLC	4,038,000	14,243
AB SKF, Class B	850,000	13,371
Vallourec SA	76,000	12,884
Geberit AG	78,000	11,988
		213,458

INFORMATION TECHNOLOGY — 6.80%
Samsung Electronics Co., Ltd.	64,000	44,391
Taiwan Semiconductor Manufacturing Co. Ltd.	17,991,506	36,287
Nintendo Co., Ltd.	83,000	21,284
Cia. Brasileira de Meios de Pagamento, ordinary nominative	1,798,800	17,894
Canon, Inc.	389,000	15,744
Keyence Corp.	66,000	14,114
Nokia Corp.	918,100	13,507
SAP AG	250,000	12,180
HTC Corp.	756,000	8,345
HOYA CORP.	114,800	2,713
		186,459

ENERGY — 6.64%
TOTAL SA	1,412,300	83,949
Royal Dutch Shell PLC, Class B	2,252,000	62,509
OAO Gazprom (ADR)	795,600	18,498
Saipem SpA, Class S	575,700	17,344
		182,300

UTILITIES — 6.53%
Hongkong Electric Holdings Ltd.	10,014,000	54,919
GDF Suez	1,052,340	46,747
E.ON AG	525,000	22,273
Cia. Energética de Minas Gerais — Cemig, preferred nominative	1,174,875	17,949
Snam Rete Gas SpA	3,500,000	17,036
CLP Holdings Ltd.	1,550,000	10,521
RWE AG	105,000	9,756
		179,201

MATERIALS — 5.91%
L’Air Liquide SA, non-registered shares	352,000	40,064
Impala Platinum Holdings Ltd.	1,225,000	28,602
BHP Billiton PLC (ADR)	394,600	21,742
Syngenta AG	80,800	18,574
Orica Ltd.	850,000	17,626
BHP Billiton Ltd. (ADR)	155,000	10,232
CRH PLC	360,000	9,963
Barrick Gold Corp.	206,000	7,807
Anglo American PLC (ZAR denominated)1	235,000	7,484
		162,094

HEALTH CARE — 3.94%
Novartis AG	555,000	27,782
Roche Holding AG	169,100	27,345
Shionogi & Co., Ltd.	850,000	20,139
Smith & Nephew PLC	1,839,400	16,484
CSL Ltd.	550,000	16,239
		107,989

CONSUMER DISCRETIONARY — 3.46%
Toyota Motor Corp.	889,700	35,413
H & M Hennes & Mauritz AB, Class B	479,700	26,980
Cie. Générale des Établissements Michelin, Class B	274,700	21,558
OPAP SA	350,000	9,028
Vivendi SA	63,691	1,972
		94,951

MISCELLANEOUS — 0.74%
Other common stocks in initial period of acquisition		20,288

Total common stocks (cost: $1,803,374,000)		2,274,214

Preferred stocks — 0.72%

FINANCIALS — 0.72%
Barclays Bank PLC 14.00%2	3,570,000	7,420
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	5,910,000	6,597
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative2,3	7,310,000	3,803
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,3	2,355,000	1,957

Total preferred stocks (cost: $13,070,000)		19,777

Rights — 0.02%

MISCELLANEOUS — 0.02%
Other rights in initial period of acquisition		641

Total rights (cost: $0)		641

Convertible securities — 0.19%

MISCELLANEOUS — 0.19%
Other convertible securities in initial period of acquisition		5,180

Total convertible securities (cost: $3,750,000)		5,180

	Principal amount
Bonds & notes — 5.36%	(000)

FINANCIALS — 1.69%
Westfield Group 5.40% 20123	$5,190	5,335
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	2,690	2,622
Westfield Group 5.70% 20163	6,290	6,102
Westfield Group 7.125% 20183	13,515	14,111
Société Générale 6.999% (undated)2	€6,200	8,214
Royal Bank of Scotland Group PLC 5.00% 2014	$7,657	6,933
Resona Bank, Ltd. 5.85% (undated)2,3	3,490	3,023
		46,340

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.43%
Brazilian Treasury Bill 0% 2010	BRL40,200	$22,298
Brazil (Federal Republic of) 10.00% 20124	31,000	17,018
		39,316

CONSUMER DISCRETIONARY — 0.92%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	$11,645	12,237
DaimlerChrysler North America Holding Corp. 5.875% 2011	2,000	2,076
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,450	1,537
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,642	5,010
DaimlerChrysler North America Holding Corp. 6.50% 2013	4,040	4,357
		25,217

CONSUMER STAPLES — 0.61%
British American Tobacco International Finance PLC 8.125% 20133	12,159	13,970
British American Tobacco International Finance PLC 9.50% 20183	2,050	2,663
		16,633

INFORMATION TECHNOLOGY — 0.40%
NXP BV and NXP Funding LLC 3.259% 20132	5,775	4,194
NXP BV and NXP Funding LLC 7.875% 2014	8,475	6,695
		10,889

ENERGY — 0.23%
Gaz Capital SA 7.343% 2013	100	107
Open Joint Stock Co. Gazprom 9.625% 2013	3,500	3,938
Gaz Capital SA 8.146% 2018	1,005	1,067
Gazprom International SA 7.201% 20205	945	987
Gaz Capital SA 7.288% 2037	200	188
		6,287

TELECOMMUNICATION SERVICES — 0.08%
Digicel Group Ltd. 12.00% 20143	2,000	2,250

Total bonds & notes (cost: $110,546,000)		146,932

Short-term securities — 12.27%

JPMorgan Chase & Co. 0.05% due 10/1/2009	32,800	32,800
Toronto-Dominion Holdings USA Inc. 0.17% due 10/27/20093	27,600	27,597
Procter & Gamble International Funding S.C.A. 0.22%–0.23% due 10/20–11/2/20093	27,000	26,995
NetJets Inc. 0.18% due 11/2/20093	25,000	24,994
Caisse d’Amortissement de la Dette Sociale 0.19%–0.195% due 12/16/2009	22,200	22,186
Electricité de France 0.17%–0.18% due 10/26–10/28/20093	21,500	21,498
Enterprise Funding Co. LLC 0.26% due 10/14/20093	20,000	19,996
BNP Paribas Finance Inc. 0.20% due 10/14/2009	18,600	18,599
Société Générale North America, Inc. 0.19% due 10/7/2009	17,900	17,899
Fannie Mae 0.22%–0.28% due 10/19–12/18/2009	17,800	17,798
Québec (Province of) 0.19% due 10/23/20093	15,600	15,598
Calyon North America Inc. 0.18% due 10/9/2009	15,000	14,999
E.I. duPont de Nemours and Co. 0.17% due 10/9/20093	13,400	13,399
GlaxoSmithKline Finance PLC 0.15% due 10/21/20093	13,100	13,099
Old Line Funding, LLC 0.33% due 10/15/20093	12,000	11,998
Australia & New Zealand Banking Group, Ltd. 0.28% due 10/16/20093	10,500	10,499
KfW 0.15% due 11/4/20093	10,000	9,999
Federal Home Loan Bank 0.15% due 12/16/2009	9,300	9,298
U.S. Treasury Bills 0.428% due 10/22/2009	7,500	7,499

Total short-term securities (cost: $336,755,000)		336,750

Total investment securities (cost: $2,267,495,000)		$2,783,494
Other assets less liabilities		(39,834)

Net assets		$2,743,660

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $258,105,000, which represented 9.41% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $17,018,000, which represented .62% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
€ = Euros

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$527,924	$—	$—	$527,924
Consumer staples	317,780	—	—	317,780
Telecommunication services	281,770	—	—	281,770
Industrials	213,458	—	—	213,458
Information technology	186,459	—	—	186,459
Energy	182,300	—	—	182,300
Utilities	179,201	—	—	179,201
Materials	162,094	—	—	162,094
Health care	107,989	—	—	107,989
Consumer discretionary	94,951	—	—	94,951
Miscellaneous	20,288	—	—	20,288
Preferred stocks	—	19,777	—	19,777
Rights	641	—	—	641
Convertible securities	—	5,180	—	5,180
Bonds & notes:
Corporate bonds	—	107,616	—	107,616
Bonds & notes of governments outside the U.S.	—	39,316	—	39,316
Short-term securities	—	336,750	—	336,750
Total	$2,274,855	$508,639	$—	$2,783,494

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$521,549
Gross unrealized depreciation on investment securities	(5,403)
Net unrealized appreciation on investment securities	516,146
Cost of investment securities for federal income tax purposes	2,267,348

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-934-1109O-S21414

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 27, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: November 27, 2009